Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2016
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2015	2016
	US$	US$
Beginning balance	265	801
Charge during the year	676	235
Written-off	(140)	(628)

Ending balance	801	408

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Schedule of Available-for-Sale Securities Recorded in Long Term Investments Include Redeemable Preferred Shares, Common Shares, Convertible Bond and Assets Management Plan and Trust Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2015 and 2016, the available-for-sale securities recorded in long-term investments include redeemable preferred shares, common shares of a listed company, convertible bond and assets management plan and trust (Refer to Note 12). Those were measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	May 31, 2015
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	16,950	—	—	16,950
Redeemable preferred shares	—	50,157	—	50,157

Total	16,950	50,157	—	67,107

	May 31, 2016
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	15,945	—	—	15,945
Redeemable preferred shares	—	42,263	69,873	112,136
Convertible bond	—	12,310	—	12,310
Asset management plan and trust	—	23,413	—	23,413

Total	15,945	77,986	69,873	163,804

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale securities For the year ended May 31, 2016
US$
Balance at June 1, 2015	—
Transfer from level 2 fair value measurements	63,881
Initial recognition	2,844
Unrealized gain	3,148

Balance at May 31, 2016	69,873